Significant Subsidiaries - Summary List of Significant Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2019
First Caribbean International Bank Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Bank and Trust Company (Cayman) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Fund Administration Services (Asia) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Trust Company (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Bank (Bahamas) Ltd. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	87.30%
Sentry Insurance Brokers Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	87.30%
FirstCaribbean International Bank (Barbados) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Finance Corporation (Leeward and Windward) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Securities Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Bank (Cayman) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Finance Corporation (Netherlands Antilles) N.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Bank (Curacao) N.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Bank (Jamaica) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Bank (Trinidad and Tobago) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Wealth Management Bank (Barbados) [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%